Cash and cash equivalents (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2014 China, Yuan Renminbi [Member] CNY	Dec. 31, 2013 China, Yuan Renminbi [Member] CNY	Dec. 31, 2014 United States of America, Dollars [Member] CNY	Dec. 31, 2013 United States of America, Dollars [Member] CNY
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 149,861	929,829	$ 28,956	179,658	31,365	2,985	613,969	71,163	315,860	108,495